Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of December 31, 2023	As of June 30, 2024
	RMB	RMB
		(Unaudited)
Account receivable	132,849	116,963
Less: Allowance for credit losses	(46,756)	(45,625)
Total	86,093	71,338

Schedule of Allowance for Credit Losses	The following table provide a summary of changes of the allowance for credit loss for the six months ended June 30, 2024 and the year ended December 31, 2023:
	December 31, 2023	June 30, 2024
	RMB	RMB
		(Unaudited)
Balance at beginning of period	22,281	46,756
Adoption of ASC 326	6,223	—
Amounts charged to/(reversed of) expenses	21,766	(997)
Amounts written off	(195)	(134)
Disposal of a subsidiary	(3,319)	—
Balance at end of period	46,756	45,625